DIGITAL ASSETS LOAN RECEIVABLE AND DIGITAL ASSETS BORROWED - Collateral Payable (Details) - Galaxy Digital Holdings, LP - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Financing Receivable, Allowance for Credit Loss [Line Items]
Collateral payable associated with digital assets loan receivable	$ 328,747	$ 717,962	$ 115,635
Collateral payable — Cash
Financing Receivable, Allowance for Credit Loss [Line Items]
Collateral payable associated with digital assets loan receivable	41,966	44,535	0
Digital Assets
Financing Receivable, Allowance for Credit Loss [Line Items]
Collateral payable associated with digital assets loan receivable	$ 286,781	$ 673,427	$ 115,635